Trust Agreement (Schedule Of Brokerage And Custodial Fees) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trust Agreement [Abstract]
Brokerage fees	$ 8,081,248	$ 9,946,220	$ 12,462,234
Custodial fees			18
Total	$ 8,081,248	$ 9,946,220	$ 12,462,252